FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

8.FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

●	Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
●	Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
●	Level 3: Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

At June 30, 2023 and December 31, 2022, assets held in the Trust Account were comprised of approximately $492.1 million and $1.0 billion investments in U.S. government securities, respectively. During the first quarter of 2023, shareholders elected to redeem an aggregate of 53,002,919 Class A ordinary shares in connection with the approval of the First Extension, of which the Company paid cash from the Trust Account of $539.0 million (approximately $10.17 per share) to redeeming shareholders. During the three and six months ended June 30, 2023 and 2022, the Company did not withdraw any interest income from the Trust Account.

The following tables present information about the Company’s financial assets and financial liabilities that are measured at fair value as of June 30, 2023 and December 31, 2022, and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

		Significant	Significant
	Quoted Prices in	Other	Other
	Active Markets	Observable	Unobservable
Description	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
As of June 30, 2023:
Assets, at fair value
Investments held in Trust Account	$492,075,570	$—	$—
Liabilities, at fair value
Public Warrants	$16,000,000	$—	$—
Private Placement Warrants	$—	$12,266,666	$—

		Significant	Significant
	Quoted Prices in	Other	Other
	Active Markets	Observable	Unobservable
Description	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
As of December 31, 2022:
Assets, at fair value
Investments held in Trust Account	$1,013,382,491	$—	$—
Liabilities, at fair value
Public Warrants	$9,326,000	$—	$—
Private Placement Warrants	$—	$7,149,933	$—

The Public Warrants and Private Placement Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Company’s unaudited condensed balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the Company’s unaudited condensed statements of operations.

The Public Warrants issued in connection with the Initial Public Offering were initially measured at fair value using a modified Black-Scholes model and subsequently measured based on the listed market price of such warrants, whereas the fair value of the Private Placement Warrants was initially measured using a Black-Scholes option pricing model, and subsequently, as of December 31, 2022, measured using an observable market quote for a similar asset in an active market. As the fair value of the Public Warrants is based on the use of an observable market quote in an active market, the Public Warrants are classified as Level 1.

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the three and six months ended June 30, 2022 is summarized as follows:

Warrant liabilities at December 31, 2021	$13,882,522
Change in fair value of derivative warrant liabilities	(7,564,154)
Warrant liabilities at March 31, 2022	6,318,368
Change in fair value of derivative warrant liabilities	(2,786,134)
Warrant liabilities at June 30, 2022	$3,532,234

There were no derivative assets and liabilities, measured with Level 3 inputs, for the six months ended June 30, 2023. Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Private Placement Warrants was transferred from a Level 3 measurement to a Level 2 measurement during the year ended December 31, 2022, when the Company began the use of an observable market quote for a similar asset in an active market. There were no other transfers to/from Levels 1, 2, and 3 during the six months ended June 30, 2023.

8.FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

●	Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
●	Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
●	Level 3: Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

At December 31, 2022 and 2021, assets held in the Trust Account were comprised of $1.0 billion investments in U.S. government securities. During the years ended December 31, 2022 and 2021, the Company did not withdraw any interest income from the Trust Account.

The following tables present information about the Company’s financial assets and financial liabilities that are measured at fair value as of December 31, 2022 and December 31, 2021, and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	Quoted Prices	Significant	Significant
	in Active	Other	Other
	Markets	Observable	Unobservable
Description	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
As of December 31, 2022:
Assets, at fair value
Investments held in Trust Account:	$1,013,382,491	$—	$—
Liabilities, at fair value
Public Warrants	$9,326,000	$—	$—
Private Placement Warrants	$—	$7,149,933	$—

	Quoted Prices	Significant	Significant
	in Active	Other	Other
	Markets	Observable	Unobservable
Description	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
As of December 31, 2021:
Assets, at fair value
Investments held in Trust Account:	$1,000,284,779	$—	$—
Liabilities, at fair value
Public Warrants	$17,822,000	$—	$—
Private Placement Warrants	$—	$—	$13,882,522

The Public Warrants and Private Placement Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Company’s balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the Company’s statements of operations.

The Public Warrants issued in connection with the Initial Public Offering were initially measured at fair value using a modified Black-Scholes model and subsequently measured based on the listed market price of such warrants, whereas the fair value of the Private Placement Warrants was initially and subsequently measured using a Black-Scholes option pricing model at each measurement date. As the fair value of the Public Warrants is based on the use of an observable market quote in an active market, the Public Warrants are classified as Level 1.

At December 31, 2021, the fair value of the Private Placement Warrants was estimated using a Black-Scholes option pricing model. The underlying assumptions in the Black-Scholes option pricing model include the underlying share price, risk-free interest rate, estimated volatility and the expected term. The underlying share price is based on the trading ordinary share price or implied from the unit price (before the ordinary shares are trading separately), which consists of one ordinary share and one-fifth Public Warrant. The expected share price volatility is based on (i) the observed volatility of a group of comparable publicly traded companies observed over a historical period equal to the expected remaining life of the warrants and (ii) the implied volatility of the Public Warrants calculated using publicly observable prices. The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the date of valuation equal to the remaining expected life of the warrants. The dividend yield percentage is zero because the Company does not currently pay dividends, nor does it intend to do so during the expected term of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The primary significant unobservable input used in the fair value measurement of the Company’s Private Placement Warrants is the expected volatility of the ordinary share. Significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. In determining the expected volatility, the Company derived the expected volatility from observable pricing of the Public Warrants.

Inputs are re-evaluated each quarterly reporting period to estimate the fair market value of the Private Placement Warrants as of the reporting period. The fair value of the Private Placement Warrants was estimated using the following assumptions:

As of December 31, 2021
Exercise price	$11.50
Share price	$9.74
Term (in years)	5.00
Volatility	15.00%
Risk-free interest rate	1.26%

At December 31, 2022, the Private Placement Warrants transferred to Level 2 due to the use of an observable market quote for a similar asset in an active market.

The changes in the fair value of the Level 3 warrant liabilities for the years ended December 31, 2022 and 2021 are summarized as follows:

Warrant liabilities at December 31, 2020	$—
Issuance of Public and Private Placement Warrants	55,407,948
Transfer of Public Warrants to Level 1	(17,500,000)
Change in fair value recognized in earnings	(24,025,426)
Warrant liabilities at December 31, 2021	13,882,522
Change in fair value recognized in earnings	(6,732,589)
Transfer of Private Placement Warrants to Level 2	(7,149,933)
Warrant liabilities at December 31, 2022	$—

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. As disclosed above, transfers between levels for the periods presented include the transfer from Level 3 to Level 1 of the Public Warrants, which started trading on an active market in February 2021, and the transfer from Level 3 to Level 2 of the Private Placement Warrants, which began use of an observable market quote for a similar asset in an active market.